STOCKHOLDERS' EQUITY (Details)		3 Months Ended
	Oct. 12, 2020	Dec. 31, 2020 USD ($) Vote $ / shares shares	Jun. 30, 2021 $ / shares shares	Feb. 04, 2021 shares
Preferred shares, shares authorized		5,000,000	5,000,000	1,000,000
Preferred stock, par value | $ / shares		$ 0.0001	$ 0.0001
Preferred shares, shares issued		0	0
Preferred shares, shares outstanding		0	0
Common shares, shares authorized (in shares)				700,000,000
Warrants exercisable term from the closing of the public offering		30 days
Warrants expiration term		5 years
Warrants exercisable for cash | $		$ 0
Threshold period for filling registration statement after business combination		20 days
Threshold period for filling registration statement within number of days of business combination		60 days
Price per share | $ / shares		$ 9.20
Percentage of gross proceeds on total equity proceeds		60.00%
Adjustment of exercise price of warrants based on market value (as a percent)		115.00%
Percentage of adjustment of redemption price of stock based on market value.		180.00%
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination	1 year	30 days
Percent of outstanding shares, number of common stock issuable in business combination		20.00%
Class A Common Stock
Common shares, shares authorized (in shares)		500,000,000	500,000,000	60,000,000
Voting rights of common stock per share | Vote		1
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)		0
Common shares, shares outstanding		0
Conversion ratio		1
Class B Common Stock
Common shares, shares authorized (in shares)		20,000,000	20,000,000	10,000,000
Voting rights of common stock per share | Vote		1
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)		7,187,500	7,187,500
Common shares, shares outstanding		7,187,500	7,187,500
Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00
Minimum threshold written notice period for redemption of public warrants		30 days
Redemption price per warrant | $ / shares		$ 0.01
Closing price of share for threshold trading days		20 days
Price per share | $ / shares		$ 18.00
Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00
Minimum threshold written notice period for redemption of public warrants		30 days
Redemption price per warrant | $ / shares		$ 0.10
Price per share | $ / shares		$ 10.00